Taxation - Analysis of taxation charge for the year (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current tax
Current year	£ 784	£ 697	£ 863
Adjustments in respect of prior years	29	(19)	49
Current tax	813	678	912
Deferred tax
Origination and reversal of temporary differences	31	(119)	10
Changes in tax rates	78	45	(54)
Adjustments in respect of prior years	(15)	(15)	30
Deferred tax	94	(89)	(14)
Taxation on profit	907	589	898
United Kingdom
Current tax
Current year	100	108	150
Adjustments in respect of prior years	1	6	(3)
Current tax	101	114	147
Deferred tax
Origination and reversal of temporary differences	13	24	29
Changes in tax rates	46	6	(2)
Adjustments in respect of prior years	8	0	5
Deferred tax	67	30	32
Taxation on profit	168	144	179
Rest of world
Current tax
Current year	684	589	713
Adjustments in respect of prior years	28	(25)	52
Current tax	712	564	765
Deferred tax
Origination and reversal of temporary differences	18	(143)	(19)
Changes in tax rates	32	39	(52)
Adjustments in respect of prior years	(23)	(15)	25
Deferred tax	27	(119)	(46)
Taxation on profit	£ 739	£ 445	£ 719